Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment consisted of the following (in thousands):

	As of December 31,
	2012	2011
Computer equipment	$6,078	$4,459
Capitalized product development costs	3,230	2,998
Furniture and fixtures	974	630
Leasehold improvements	2,314	2,041
Software	11	—
Equipment not yet in service	614	—

Total property and equipment, gross	13,221	10,128
Less: accumulated depreciation and amortization	(6,152)	(4,580)

Total property and equipment, net	$7,069	$5,548

Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of December 31,
	2012	2011
Legal and professional fees	$767	$326
Marketing expenses	304	162
Interest	102	79
Sales taxes	446	137
Payroll taxes	234	107
Other	1,063	694

Total accrued liabilities	$2,916	$1,505

Accrued Compensation and Benefits

Accrued compensation and benefits consisted of the following (in thousands):

	As of December 31,
	2012	2011
Bonus	$349	$968
Payroll and related expenses	1,978	—
Commissions	1,282	223
Vacation	891	851

Total accrued compensation and benefits	$4,500	$2,042